UNITED STATES
                 SECURITIES AND EXCHANGE COMMISSION
                     WASHINGTON, D.C.  20549

                          FORM 13F

                     FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  December 31, 2001

Check here if Amendment  [     ];  Amendment Numer:
This Amendment  (Check only one.):     [     ]  is a restatement.
				       [     ]  adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:               Advanced Investment Management, Inc.
Address:             Fifth Avenue Place, Suite 2900
                          120 Fifth Avenue
                        Pittsburgh, PA  15222

13F File Number:              28-4596






The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager::

Name:           J. Sean Stenson
Title:         Operations Manager
Phone:         412/255-1400 ext. 157
Signature, Place, and Date of Signing:



J. Sean Stenson       Pittsburgh, Pennsylvania      December 31, 2001

Report Type (Check only one.):

[ X]	13F HOLDINGS REPORT.

[  ]       13F NOTICE.

[  ]     13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager:

NONE

FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:         0

Form 13F Information Table Entry Total:	87,664

Form 13F Information Table Value Total:	$2,531,464

                                                                                13-F Filings Report
                                                                               As of Date:  12/31/01
           NAME OF                TITLE OF       CUSIP         FAIR      SHARES/ SH/ PUT/ INVESTMT
           ISSURER                 CLASS         NUMBER    MARKET VALUE  PRN AMT PRN CALL DSCRETN  MANAGERS   SOLE   SHARENONE
ALUMINUM CO AMER                Common Stock     013817101              4       0 SH         SOLE    AIM                 0    0
BARRICK GOLD CORP               Common Stock     067901108             10       1 SH         SOLE    AIM            1    0    0
AXECELIS TECHNOLOGIES           Common Stock     054540109                      0 SH         SOLE    AIM                 0    0
CITIGROUP INC                   Common Stock     172967101             50       1 SH         SOLE    AIM            1    0    0
CHEVRONTEXACO                   Common Stock     166764100              2       0 SH         SOLE    AIM                 0    0
DOMINION RES INC VA             Common Stock     25746U109             16       0 SH         SOLE    AIM                 0    0
EXELON CORP                     Common Stock     30161N101              6       0 SH         SOLE    AIM                 0    0
GEORGIA PAC CORP                Common Stock     373298108             55       2 SH         SOLE    AIM            2    0    0
GLOBALSANTAFE                   Common Stock     G3930E101                      1 SH         SOLE    AIM            1    0    0
I SHARES S&P 500                Common Stock     464287200          74315     650 SH         SOLE    AIM          650    0    0
KING PHARMACEUTICALS            Common Stock     495582108             42       1 SH         SOLE    AIM            1    0    0
KANSAS CITY SOUTHERN            Common Stock     485170302              4       0 SH         SOLE    AIM                 0    0
MCI GROUP                       Common Stock     98157D304              5       0 SH         SOLE    AIM                 0    0
MOLEX INC                       Common Stock     608554101             23       1 SH         SOLE    AIM            1    0    0
MOTOROLA INC                    Common Stock     620076109              6       0 SH         SOLE    AIM                 0    0
ENERGY EAST                     Common Stock     29266M109           5697     300 SH         SOLE    AIM          300    0    0
NOKIA CORP                      Common Stock     654902204        1793143   73100 SH         SOLE    AIM        73100    0    0
OUTBACK STEAKHOUSE INC          Common Stock     689899102           6850     200 SH         SOLE    AIM          200    0    0
ROYAL DUTCH PETE CO             Common Stock     780257804         647064   13200 SH         SOLE    AIM        13200    0    0
RAYTHEON CLASS A                Common Stock     755111309              1       0 SH         SOLE    AIM                 0    0
TOO INC                         Common Stock     890333107             16       1 SH         SOLE    AIM            1    0    0
US BANCORP                      Common Stock     902973304              4       0 SH         SOLE    AIM                 0    0
VIASYS HEALTHCARE               Common Stock     92553Q209           4134     205 SH         SOLE    AIM          205    0    0
WILLIAMS COMMUNICATIONS GROUP   Common Stock     969455104              1       0 SH         SOLE    AIM                 0    0
WASHINGTON MUTUAL INC           Common Stock     939322103             16       1 SH         SOLE    AIM            1    0    0